Earnings Per Share (Details Textual)	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Weighted Average Number Diluted Shares Outstanding Adjustment, Total	97,058	22,383
Outstanding Options (In Shares)	214,000	450,000
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	94,000